Summary of Warrant Activity (Details) (Parenthetical) - $ / shares				9 Months Ended
		Jul. 26, 2023	Apr. 28, 2023	Sep. 30, 2023
Class of Warrant or Right [Line Items]
Purchase of warrants shares	[1]			(24,672)
Purchase of warrants per share	[1]			$ 70.00
PIPE Warrants [Member]
Class of Warrant or Right [Line Items]
Purchase of warrants shares		203,463	39,371	24,671
Purchase of warrants per share		$ 4.75	$ 5.79	$ 70.00

[1]	Warrants represent the reset of the exercise price of the PIPE Warrants to purchase 24,671 shares of common stock to their floor price of $70.00 per share.